Trade and other receivables (Tables)	6 Months Ended
Jun. 30, 2018
Within one year [member]
Summary of Trade and Other Receivables

Amounts falling due within one year:

	30 June 2018	30 June 2017[1]	31 December 2017[1]
	£m	£m	£m
Trade receivables	7,422.6	6,901.7	7,889.7
Work in progress	405.8	410.6	401.1
VAT and sales taxes recoverable	245.5	187.7	202.3
Prepayments	420.4	404.0	298.3
Accrued income	3,672.4	3,379.4	3,205.8
Fair value of derivatives	2.1	1.9	1.0
Other debtors	565.3	469.1	532.5
	12,734.1	11,754.4	12,530.7

Note

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15: Revenue from Contracts with Customers, as described in note 2.

Greater than 1 year [member]
Summary of Trade and Other Receivables

Amounts falling due after more than one year:

	30 June 2018	30 June 2017	31 December 2017
	£m	£m	£m
Prepayments	4.2	4.3	3.6
Accrued income	21.8	21.9	20.5
Fair value of derivatives	—	12.2	2.1
Other debtors	144.4	175.9	150.0
	170.4	214.3	176.2